Contingencies - Additional Information (Detail) $ in Thousands	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Proceeding	Jun. 19, 2018 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Area of land | ha		154
Number of legal proceedings filed by the participants in the ejido Valle de Banderas | Proceeding		4
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax	$ 234,780
Amount of bond as collateral	$ 234,780		$ 122,926